INCOME TAXES (Details)	3 Months Ended		9 Months Ended	12 Months Ended			27 Months Ended	36 Months Ended					111 Months Ended
	Mar. 31, 2018	Jun. 29, 2017	Dec. 31, 2017	Mar. 31, 2017 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015	Mar. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
Income Taxes
Statutory income tax rate (as a percent)				25.00%	25.00%	25.00%
Withholding tax related to distributable earnings														¥ 22,620,872
Undistributed earnings generated by the PRC consolidated entities														226,208,715
Deferred income tax liabilities				$ 3,286,389			$ 3,286,389						$ 3,286,389	¥ 22,620,872
Unrecognized deferred income tax liability					¥ 17,856,205
PRC
Income Taxes
Statutory income tax rate (as a percent)				25.00%									25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)				15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)				10.00%
PRC | ATA Testing
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)								15.00%		15.00%		15.00%
PRC | ATA Testing | Future
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)		15.00%
Renewed term of HNTE certificate		3 years
PRC | ATA Learning
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%		15.00%		15.00%
PRC | ATA Learning | Future
Income Taxes
Statutory income tax rate (as a percent)	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)			15.00%
PRC | ATA Online
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%		15.00%		15.00%
PRC | ATA Online | Future
Income Taxes
Statutory income tax rate (as a percent)	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)			15.00%
PRC | ATA Data
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%		15.00%		15.00%
PRC | ATA Data | Future
Income Taxes
Statutory income tax rate (as a percent)	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)			15.00%
PRC | Zhongxiao Zhixing
Income Taxes
Statutory income tax rate (as a percent)				25.00%
PRC | Puhua Technology
Income Taxes
Statutory income tax rate (as a percent)				25.00%